REHABILITATION PROVISIONS	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
REHABILITATION PROVISIONS
17. REHABILITATION PROVISIONS
At December 31, 2020, the estimated total undiscounted amount of future cash for rehabilitation of Wassa was estimated to be $17.8 million. A discount rate assumption of 0.3%, an inflation rate assumption of 1.7% and a risk premium of 5% were used to value the rehabilitation provisions as at December 31, 2020. This compares to a discount rate assumption of 2%, an inflation rate assumption of 2% and a risk premium of 5% used as at December 31, 2019. The Company expects the payments for reclamation to be incurred between 2021 and 2027. The changes in the carrying amount of the rehabilitation provisions are as follows:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Beginning balance	68,435	66,225
Accretion of rehabilitation provisions (Note 10)	444	730
Changes in estimates	4,188	4,651
Cost of reclamation work performed	(2,632)	(3,171)
Derecognized on sale of Prestea (Note 5)	(52,867)	—
Balance at the end of the period	17,568	68,435

Current portion	2,018	5,826
Long term portion	15,550	62,609
	17,568	68,435
For the year ended December 31, 2020, the accretion of the rehabilitation provision for Prestea of $0.2 million was included in the net loss for discontinued operations (Note 5) and the accretion of the rehabilitation provision for Wassa of $0.2 million was included in finance expenses (Note 10). The cost of reclamation work performed for Prestea for the year ended December 31, 2020 of $1.4 million (2019 - $1.9 million) was included within net cash used in operating activities of discontinued operations. The remaining cost of reclamation work for the year ended December 31, 2020 of $1.2 million (2019 - $1.2 million) pertains to work performed for Wassa and is included within net cash provided by operating activities of continuing operations.
Changes in estimates for the year ended December 31, 2020 comprised $0.9 million of charges relating to Wassa (2019 - $1.6 million) and $3.3 million relating to Prestea up until the point of sale (2019 - $3.1 million). Changes in estimates of $2.0 million (2019 - ($0.2 million)) relates to discontinued refractory operations at Prestea and is included in Other expenses within net loss from discontinued operations in the consolidated statement of operations (Note 5). The remaining change in estimates of $2.2 million (2019 - $4.8 million) relating to non-refractory operations is included with mining interests (Note 15).